UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III

(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

Ned Davis Research 360° Dynamic Allocation ETF Tailored Shareholder Report

annual shareholder report September 30, 2025 Ned Davis Research 360° Dynamic Allocation ETF Ticker: NDAA (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Ned Davis Research 360° Dynamic Allocation ETF (the "Fund") for the period October 16, 2024 (the Fund's “Inception”) to September 30, 2025. You can find additional information about the Fund at www.ndrfunds.com/. You can also request this information by contacting us at (844) 954-5050 or by writing to the Ned Davis Research 360° Dynamic Allocation ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ned Davis Research 360° Dynamic Allocation ETF	$50	0.50%

Cumulative Performance

(Initial Investment of $10,000)

Ned Davis Research 360° Dynamic Allocation ETF - $10,927
60% MSCI ACWI Index / 40% Bloomberg Global Aggregate Index - $11,207
Bloomberg Global Aggregate Index - $10,449
MSCI ACWI Net - $11,717
12,000
11,500
11,000
10,500
10,000
9,500
10/16/2024
11/30/2024
1/31/2025
3/31/2025
5/31/2025
7/31/2025
9/30/2025

Annual Performance

Average Annual Total Return Since Inception
Ned Davis Research 360° Dynamic Allocation ETF	9.27%
60% MSCI ACWI Index / 40% Bloomberg Global Aggregate Index	12.07%
Bloomberg Global Aggregate Index	4.49%
MSCI ACWI Net (USD)	17.17%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.ndrfunds.com/ for more recent performance information.

How Did the Fund Perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 9.27% (NAV) and 9.38% (Market). This compares to the 12.07% total return of the custom benchmark of 60% MSCI All-Country World Index (ACWI)/40% Bloomberg Global Aggregate Bond Index.

From a sector perspective, this fund has holdings which are other ETFs.

Reviewing individual holdings based on performance attribution to the overall portfolio relative to the S&P 500, leading contributors included iShares Core MSCI Emerging Markets ETF. Conversely, the leading detractors included iShares 20+ Year Treasury Bond ETF and iShares Core S&P U.S. Value ETF.

Ned Davis Research 360° Dynamic Allocation ETF Tailored Shareholder Report

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$1,951
Number of Holdings	10
Total Advisory Fee	$12,605
Portfolio Turnover Rate	238%

What did the Fund invest in?

(as of September 30, 2025)

Sector Type - Investments

(% of total net assets)

Top Ten Holdings	(% of total net assets)
iShares Core MSCI Emerging Markets ETF	20.4
Vanguard Growth ETF	20.3
iShares Core MSCI EAFE ETF	19.2
Vanguard S&P 500 ETF	16.9
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.1
iShares Broad USD High Yield Corporate Bond ETF	5.0
Vanguard Intermediate-Term Corporate Bond ETF	5.0
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	4.4
iShares Core S&P Small-Cap ETF	2.5
Cash & Other Investments	1.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.ndrfunds.com/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Monica Byrd is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Ned Davis Research 360 Dynamic Allocation ETF

	FYE 9/30/2025	FYE 9/30/2024
( a ) Audit Fees	$11,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre- approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members are as follows: Monica Byrd, Pamela Cytron and Lawrence Jules.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

September 30, 2025

Tidal Trust III

Ned Davis Research 360º Dynamic Allocation ETF | NDAA | The Nasdaq Stock Market, LLC

Ned Davis Research 360º Dynamic Allocation ETF

Table of Contents

Page
Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	6
Report of Independent Registered Public Accounting Firm	15
Other Non-Audited Information	14

Ned Davis Research 360° Dynamic Allocation ETF

Schedule of Investments

September 30, 2025

EXCHANGE TRADED FUNDS - 98.8%	Shares	Value
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	3,999	$86,138
iShares Broad USD High Yield Corporate Bond ETF	2,574	97,246
iShares Core MSCI EAFE ETF	4,279	373,599
iShares Core MSCI Emerging Markets ETF	6,039	398,091
iShares Core S&P Small-Cap ETF	413	49,077
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,050	99,950
Vanguard Growth ETF	825	395,678
Vanguard Intermediate-Term Corporate Bond ETF	1,149	96,642
Vanguard S&P 500 ETF	540	330,685
		1,927,106

TOTAL EXCHANGE TRADED FUNDS (Cost $1,708,857)		1,927,106

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(a)	23,199	23,199

TOTAL SHORT-TERM INVESTMENTS (Cost $23,199)		23,199

TOTAL INVESTMENTS - 100.0% (Cost $1,732,056)		$1,950,305
Other Assets in Excess of Liabilities - 0.0%(b)		647
TOTAL NET ASSETS - 100.0%		$1,950,952

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.

(b)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

1

Statement of Assets and Liabilities

September 30, 2025

Ned Davis Research 360° Dynamic Allocation ETF
ASSETS:
Investments, at value (cost $1,732,056) (Note 2)	$1,950,305
Dividends receivable	1,358
Interest receivable	79
Total assets	1,951,742

LIABILITIES:
Payable to adviser (Note 4)	790
Total liabilities	790
NET ASSETS	$1,950,952

NET ASSETS CONSISTS OF:
Paid-in capital	$1,816,574
Total distributable earnings/(accumulated losses)	134,378
Total Net Assets	$1,950,952

Net assets	$1,950,952
Shares issued and outstanding(a)	90,000
Net asset value per share	$21.68

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

2

Statement of Operations

For the Year Ended September 30, 2025

Ned Davis Research 360° Dynamic Allocation ETF(a)
INVESTMENT INCOME:
Dividend income	$51,072
Interest income	604
Total investment income	51,676

EXPENSES:
Investment advisory fee (Note 4)	12,605
Tax expense	6
Total expenses	12,611
Expense reimbursement by Adviser (Note 4)	(2,909)
Net expenses	9,702
NET INVESTMENT INCOME (LOSS)	41,974

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(190,303)
Redemption-in-kind	104,641
Net realized gain (loss)	(85,662)
Net change in unrealized appreciation (depreciation) on:
Investments	218,249
Net change in unrealized appreciation (depreciation)	218,249
Net realized and unrealized gain (loss)	132,587
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$174,561

(a)	Inception date of the Fund was October 16, 2024.

The accompanying notes are an integral part of these financial statements.

3

Statement of Changes in Net Assets

Ned Davis Research 360°
Dynamic Allocation
ETF(a)
Year Ended September
30, 2025
OPERATIONS:
Net investment income (loss)	$41,974
Net realized gain (loss)	(85,662)
Net change in unrealized appreciation (depreciation)	218,249
Net increase (decrease) in net assets resulting from operations	174,561

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(11,391)
Total distributions to shareholders	(11,391)

CAPITAL TRANSACTIONS:
Subscriptions	2,992,956
Redemptions	(1,205,174)
Net increase (decrease) in net assets from capital transactions	1,787,782

NET INCREASE (DECREASE) IN NET ASSETS	1,950,952

NET ASSETS:
Beginning of the period	—
End of the period	$1,950,952

SHARES TRANSACTIONS
Subscriptions	150,000
Redemptions	(60,000)
Total increase (decrease) in shares outstanding	90,000

(a)	Inception date of the Fund was October 16, 2024.

The accompanying notes are an integral part of these financial statements.

4

Financial Highlights

For a share outstanding throughout the period presented

	Ned Davis Research 360°
	Dynamic Allocation ETF
	Period Ended September
	30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.41
Net realized and unrealized gain (loss)(d)	1.43
Total from investment operations	1.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)
Total distributions	(0.16)

Net asset value, end of period	$21.68

TOTAL RETURN(e)	9.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,951
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)(g)	0.65%
After Investment Advisory Fees waived(f)(g)	0.50%
Ratio of tax expense to average net assets(f)	0.00	%(h)
Ratio of net investment income to average net assets:
Before Investment Advisory Fees waived(f)(g)	2.01%
After Investment Advisory Fees waived(f)(g)	2.16%
Portfolio turnover rate(e)(i)	238%

(a)	Inception date of the Fund was October 16, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange-trade funds in which the Fund invests.

(h)	Amount represents less than 0.005%.

(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

5

Notes to Financial Statements

September 30, 2025

NOTE 1 - ORGANIZATION

The Ned Davis Research 360° Dynamic Allocation ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Ned Davis Research, Inc. (“NDR” or the “Sub-Adviser”), serves as sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on October 16, 2024

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

6

Notes to Financial Statements

September 30, 2025

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$1,927,106	$—	$—	$1,927,106
Money Market Funds	23,199	—	—	23,199
Total Investments	$1,950,305	$—	$—	$1,950,305

Refer to the Schedule of Investments for further disaggregation of investment categories.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner

7

Notes to Financial Statements

September 30, 2025

necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of September 30, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NASDAQ is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

8

Notes to Financial Statements

September 30, 2025

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to adjustments for redemptions in-kind. For the period ended September 30, 2025, the following adjustments were made:

Paid-In Capital	Total distributable earnings/(accumulated losses)
$28,792	$(28,792)

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Underlying ETFs Risks. The Fund will incur higher and duplicative expenses because it invests in passively managed ETFs (“Underlying ETFs”). There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs.

Affiliated ETF Risks. NDR may receive model fees or index fees from the ETFs (“Affiliated ETFs”) in which the Fund may invest, as well as sub-advisory fees from the Fund and profits generated by the Fund. This creates a potential conflict of interest, as NDR could be (or could be perceived to be) biased toward recommending Affiliated ETFs due to the additional fees it receives. In fulfilling its fiduciary duties to both the Fund and the Affiliated ETFs, this conflict could influence how NDR allocates the Fund’s assets. To mitigate this risk, NDR limits the total recommended allocation to Affiliated ETFs to less than 10% of the overall portfolio. However, despite these steps, it is still possible that such conflicts could affect NDR’s decision-making when determining whether to buy or sell shares of an Affiliated ETF. Although NDR takes measures to manage these conflicts, they may still have an impact on the Fund.

Equity Market Risk. The Underlying ETFs may invest in various equity securities. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in an Underlying ETF’s portfolio) may decline, regardless of their long-term prospects. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the

9

Notes to Financial Statements

September 30, 2025

risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub- Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Investment Advisory Fee After Waiver
0.65%	0.50%

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended September 30, 2025 are disclosed in the Statement of Operations.

The Adviser has contractually agreed to reduce its Investment Advisory Fee to 0.50% of the Fund’s average daily net assets through at least January 31, 2026. This agreement may be terminated only by, or with the consent of, the Board of the “Trust, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. Any fees waived with respect to the Fund under this agreement are not subject to reimbursement to the Adviser by the Fund.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub- Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of the Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred

10

Notes to Financial Statements

September 30, 2025

by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

11

Notes to Financial Statements

September 30, 2025

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Purchases	Sales
$4,472,505	$4,468,455

For the period ended September 30, 2025, there were no purchases or sales of long-term U.S. government securities.

For the period ended September 30, 2025, in-kind transactions associated with creations and redemptions for the Fund were:

Purchases	Sales
$2,979,826	$1,189,342

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended September 30, 2025 were as follows:

Distributions paid from:
Ordinary Income	$11,391

As of the fiscal year ended September 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments(a)	$1,750,937
Gross tax unrealized appreciation	218,560
Gross tax unrealized depreciation	(19,192)
Net tax unrealized appreciation (depreciation)	199,368
Undistributed ordinary income (loss)	30,589
Undistributed long-term capital gain (loss)	—
Total distributable earnings	30,589
Other accumulated gain (loss)	(95,579)
Total distributable earnings/(accumulated losses)	$134,378

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the fiscal period ended September 30, 2025, the Fund had not elected to defer any post-October or late-year losses.

12

Notes to Financial Statements

September 30, 2025

As of September 30, 2025, the Fund had long-term and short-term capital loss carryovers of $0 and $95,579, respectively, which do not expire.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

13

Other Non-Audited Information

September 30, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Ned Davis Research 360º Dynamic Allocation ETF	48.69%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended September 30, 2025, was as follows:

Ned Davis Research 360º Dynamic Allocation ETF	3.70%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the period ended September 30, 2025, was as follows:

Ned Davis Research 360º Dynamic Allocation ETF	0.00%

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ned Davis Research 360 Dynamic Allocation ETF and
The Board of Trustees of Tidal Trust III

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Ned Davis Research 360 Dynamic Allocation ETF (the “Fund”), a series of Tidal Trust III (the “Trust”), including the schedule of investments, as of September 30, 2025, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from October 16, 2024 (commencement of operations) through September 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations, the changes in its net assets and the financial highlights for the period from October 16, 2024 (commencement of operations) through September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2025.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audit provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 26, 2025

15

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 8, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	December 8, 2025